LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
LEASE OBLIGATIONS

13.  LEASE OBLIGATIONS

GFL leases several assets including buildings, property and equipment.

The following table presents GFL’s future minimum payments under lease obligations for the periods indicated:

	December 31, 2022	December 31, 2021
Lease obligations	$480.1	$364.6
Less: Interest	101.3	56.3
	378.8	308.3
Less: Current portion of lease obligations	51.5	50.9
Non-current portion of lease obligations	$327.3	$257.4

Lease obligations include $120.4 million of secured lease obligations as at December 31, 2022 ($126.1 million as at December 31, 2021).

Interest expense in connection with lease obligations was $15.3 million for the year ended December 31, 2022 ($15.3 million for the year ended December 31, 2021).

The following table presents principal and interest payments on future minimum lease payments under the lease obligations in each of the next five years as follows:

2023	$68.9
2024	60.9
2025	51.8
2026	120.5
2027	23.6
Thereafter	154.4
$480.1